EMPLOYEE BENEFITS - Schedule of liability for short-term (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
EMPLOYEE BENEFITS [Abstract]
Profit-sharing and bonuses	$ 114,769	$ 81,508